Jan. 31, 2025
Valkyrie Bitcoin and Ether Strategy ETF
Valkyrie Bitcoin and Ether Strategy ETF
Investment Objective
The Fund seeks to provide investors with capital appreciation. There can be no assurance that the Fund will achieve its investment objective.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Valkyrie Bitcoin and Ether Strategy ETF Valkyrie Bitcoin and Ether Strategy ETF
Management Fees	0.95%
Distribution and Service (12b-1) Fees	none
Acquired Fund Fees and Expenses	0.02%
Other Expenses	0.28%	[1]
Total Annual Fund Operating Expenses	1.25%
(Less Fees Waived/Expenses Reimbursed)	none
Total Annual Operating Expenses After Fees Waived/Expenses Reimbursed	1.25%	[2]
[1]	“Other Expenses” consist entirely of futures commission merchant capital charges and interest expense incurred from reverse repurchase agreements. These amounts have been restated to reflect current fees.
[2]	These amounts have been restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Valkyrie Bitcoin and Ether Strategy ETF | Valkyrie Bitcoin and Ether Strategy ETF | USD ($)	127	397	686	1,511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended September 30, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing all or substantially all of its assets in exchange-traded futures contracts on bitcoin and ether (collectively, “Bitcoin and Ether Futures Contracts”) and “Collateral Investments” (as defined below). The Fund’s investment in Bitcoin and Ether Futures Contracts will be approximately equally weighted as of the rebalance date and will be rebalanced on a monthly basis, provided that during rebalancing periods or while taking temporary defensive positions, the Fund may be over- or under-weight with respect to one or another type of Bitcoin and Ether Futures Contract. The Fund will not directly invest in bitcoin or ether. Under normal circumstances, the Fund will seek to purchase a number of Bitcoin and Ether Futures Contracts so that the total notional value (i.e., the total value of the bitcoin and ether underlying the futures contracts) of the Bitcoin and Ether Futures Contracts held by the Fund is as close to 100% of the net assets of the Fund as possible.

Investors seeking direct exposure to the price of bitcoin and/or ether should consider investments other than the Fund. The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Bitcoin, ether and Bitcoin and Ether Futures Contracts are a relatively new asset class and are subject to unique and substantial risks, including the risk that the value of the Fund’s investments could decline rapidly, including to zero. Bitcoin, ether and Bitcoin and Ether Futures Contracts have historically been more volatile than traditional asset classes. You should be prepared to lose your entire investment.

Bitcoin and Ether

Bitcoin and ether are digital assets. The ownership and behavior of bitcoin and ether is determined by participants in online, peer-to-peer networks that connect computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin Network and Ethereum Networks, respectively. The Bitcoin Network and Ethereum Network are a peer-to-peer payment networks that operates on a cryptographic protocol, commonly referred to as the “Bitcoin Protocol” or “Ethereum Protocol.” The value of bitcoin and ether is not backed by any government, corporation or other identified body. Their value is determined, in part, by the supply and demand in markets created to facilitate the trading of bitcoin and ether. Ownership and the ability to transfer or take other actions with respect to bitcoin or ether is protected through public-key cryptography. Public-key cryptography, or asymmetric cryptography, is an encryption scheme that uses two mathematically related, but not identical, keys - a public key and a private key. Unlike symmetric key algorithms that rely on one key to both encrypt and decrypt, each key performs a unique function. The public key is used to encrypt and the private key is used to decrypt.

Bitcoin, the Bitcoin Network and the operating software that governs the Bitcoin Network were initially discussed in a white paper that was attributed to an individual named Satoshi Nakamoto. However, no individual has been reliably identified as bitcoin’s creator, and it is generally believed that the name is a pseudonym for the actual inventor(s). The first bitcoin were created in 2009 upon the release of the Bitcoin Network source code (i.e., the software and protocol that created and launched the Bitcoin Network). Since 2009, the Bitcoin Network has been actively developed by a group of engineers known as Core Developers. Bitcoin is an open-source project, and it is not represented by an official organization or authority. The supply of bitcoin is constrained formulaically by the Bitcoin Protocol instead of being explicitly delegated to an identified body (e.g., a central bank or corporate treasury) to control. Units of bitcoin are treated as mutually interchangeable (i.e., fungible). No single entity owns or operates the Bitcoin Network, which is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (these parties are commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the Bitcoin Protocol and (3) users who choose what bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software, and if a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created, commonly referred to as a “fork”. The price of the bitcoin futures contracts in which the Fund invests may reflect the impact of these forks.

The Ethereum Network was originally described in a 2013 white paper by Vitalik Buterin, a programmer involved with bitcoin, with the goal of creating a global platform for decentralized applications powered by smart contracts. The formal development of the Ethereum Network began through a Swiss firm called Ethereum Switzerland GmbH in conjunction with several other entities. Subsequently, the Ethereum Foundation, a Swiss non-profit organization, was set up to oversee the protocol’s development. The Ethereum Network went live on July 30, 2015. Unlike other digital assets such as bitcoin, which are solely created through a progressive mining process, 72.0 million ether were created in connection with the launch of the Ethereum Network. The initial 72.0 million ether were distributed as follows:

Initial Distribution: 60.0 million ether, or 83.33% of the supply, was sold to the public in a crowd sale conducted between July and August 2014 that raised approximately $18 million which was used to fund the development of the Ethereum Network.

Ethereum Foundation: 6.0 million ether, or 8.33% of the supply, was distributed to the Ethereum Foundation for operational costs.

Ethereum Developers: 3.0 million ether, or 4.17% of the supply, was distributed to developers who contributed to the Ethereum Network.

Developer Purchase Program: 3.0 million ether, or 4.17% of the supply, was distributed to members of the Ethereum Foundation to purchase at the initial crowd sale price.

Following the launch of the Ethereum Network, ether supply initially increased through a progressive mining process. Following the introduction of EIP-1559, described below, ether supply and issuance rate varies based on factors such as recent use of the network.

Coinciding with the network launch, it was decided that EthSuisse would be dissolved, designating the Ethereum Foundation as the sole organization dedicated to protocol development. Historically and continuing through the present, the development of the source code of the Ethereum protocol has been overseen by the Ethereum Foundation and the core developers. The core developers evolve over time, largely based on self-determined participation. The Ethereum Network is decentralized in that it does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of ether. Rather, following the initial distribution of ether, ether is created, burned and allocated by the Ethereum Network protocol through a process that is currently subject to an issuance and burn rate. Among other things, ether is used to pay for transaction fees and computational services (i.e., smart contracts) on the Ethereum Network; users of the Ethereum Network pay for the computational power of the machines executing the requested operations with ether. Requiring payment in ether on the Ethereum Network incentivizes developers to write quality applications and increases the efficiency of the Ethereum Network because wasteful code costs more. It also ensures that the Ethereum Network remains economically viable by compensating people for their contributed computational resources.

Bitcoin and ether may be regarded as a currency or digital commodity depending on its specific use in particular transactions. Bitcoin and ether may be used as a medium of exchange or unit of account. Although a number of large and small retailers accept bitcoin and ether as a form of payment in the United States and foreign markets, there is relatively limited use of bitcoin and ether for commercial and retail payments. Similarly, bitcoin and ether may be used as a store of value (i.e., an asset that maintains its value rather than depreciating), although they has experienced significant periods of price volatility.

The value of bitcoin and ether is determined by the value that various market participants place on bitcoin through their transactions. Price discovery occurs through secondary market trading on bitcoin and ether trading platforms, over-the-counter trading desks and direct peer-to-peer payments. Many digital asset trading platforms are open 24 hours a day, 7 days a week. Digital asset trading platforms and over-the-counter trading desks have a relatively limited history, limited liquidity and trading across trading platforms order books which has resulted in periods of high volatility and price divergence among trading platforms. In addition, during high volatility periods, in addition to price divergences, some bitcoin and ether trading platforms have experienced issues related to account access and trade execution.

Bitcoin and Ether Futures Contracts

Futures contracts are financial contracts the value of which depends on, or is derived from, the underlying reference asset. In the case of bitcoin and ether futures contracts, the underlying reference asset is bitcoin and ether, respectively. Futures contracts may be physically-settled or cash settled. The only futures contracts in which the Fund invests (as described below) are cash-settled bitcoin and ether futures contracts. “Cash-settled” means that when the relevant futures contract expires, if the value of the underlying reference asset exceeds the futures contract price, the seller pays to the purchaser cash in the amount of that excess. Alternatively, if the futures contract price exceeds the value of the underlying reference asset, the purchaser pays to the seller cash in the amount of that excess. In a cash-settled futures contract on bitcoin or ether, the amount of cash to be paid is equal to the difference between the value of the bitcoin or ether, respectively, underlying futures contract at the close of the last trading day of the contract and the futures contract price as specified in the agreement.

The Fund will invest indirectly, via a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”), in standardized, cash-settled futures contracts on bitcoin and ether. Such futures contracts are traded on commodity exchanges registered with the Commodity Futures Trading Commission (the “CFTC”). Currently, the Bitcoin and Ether Futures Contracts in which the Fund will invest are only traded on the Chicago Mercantile Exchange (the “CME”). The value of Bitcoin and Ether Futures Contracts on the CME are determined by reference to the CME CF Bitcoin Reference Rate and CME CF Ether Reference Rate, respectively, each of which provide an indication of the volume-weighted average price of bitcoin and ether across certain trading platforms.

As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” The Fund intends to “roll” its Bitcoin and Ether Futures Contracts prior to expiration. The Fund’s investment sub-adviser, Vident Advisory, LLC (d/b/a Vident Asset Management) (“Vident” or the “Sub-Adviser”), with oversight from the Fund’s investment adviser, Valkyrie Funds LLC (“Valkyrie” or the “Adviser”), seeks to invest in “front month” Bitcoin and Ether Futures Contracts. “Front month” contracts are the monthly contracts with the nearest expiration date. Typically, the Fund will roll to the next “nearby” Bitcoin and Ether Futures Contracts. The “nearby” contracts are those contracts with the next closest expiration date. There is no guarantee that such a strategy will produce the desired results.

The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the bitcoin and ether futures markets in accordance with applicable rules and regulations. The Subsidiary and the Fund will have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. The Subsidiary’s custodian is U.S. Bank National Association. In order to qualify as a regulated investment company (“RIC”) for purposes of federal income tax treatment under the Internal Revenue Code of 1986 (the “Code”), the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter ends. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC under Subchapter M of the Code and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Collateral Investments

In addition to the investments in Bitcoin and Ether Futures Contracts, the Fund (and the Subsidiary, as applicable) will invest its remaining assets directly in cash, cash-like instruments or high-quality securities (collectively the “Collateral Investments”). The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Sub-Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.). The Collateral Investments are designed to provide liquidity (i.e., provide an asset that can easily be exchanged for cash), and satisfy the “margin” requirements applicable to the Fund’s futures portfolio, which require that the Fund post collateral to secure its obligations under those contracts. Collateral Investments may also be invested in as Secondary Investments, as described below.

In order to help maintain the desired level of exposure to Bitcoin and Ether Futures Contracts, the Fund may enter into reverse repurchase agreements, a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

Secondary Investments

The Fund’s investment in futures contracts will be limited by the position limits established by the derivatives exchange applicable to such contracts. Currently, the position limit for bitcoin futures contracts on the CME is 2,000 contracts for an applicable month, with each contract representing five bitcoin, while the position limit for ether futures contracts is 8,000 contracts for an applicable month, with each contract representing 50 ether. The Fund will be prohibited from purchasing Bitcoin and Ether Futures Contracts in excess of these limits. If the Fund is prohibited by applicable position limits from buying additional front month Bitcoin and Ether Futures Contracts, the Fund will invest, in the discretion of the Sub-Adviser, in longer dated Bitcoin and Ether Futures Contracts and/or additional Collateral Investments (collectively, “Secondary Investments”).

Principal Risks
PERFORMANCE

On October 3, 2023, the Fund’s investment strategy changed. Prior to October 3, 2023, the Fund sought to achieve its investment objective by investing all or substantially all of its assets in exchange-traded futures contracts on bitcoin and Collateral Investments. Following October 3, 2023, the Fund seeks to achieve its investment objective by investing all or substantially all of its assets in Bitcoin and Ether Futures Contracts and Collateral Investments. Therefore, the Fund’s performance and historical returns shown below are not necessarily indicative of the performance that the Fund would have generated based upon its current strategy.

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at https://coinshares.com/us/etf/.

Calendar Year Total Return as of 12/31

The Fund’s highest quarterly return was 69.66% (quarter ended March 31, 2023) and the Fund’s lowest quarterly return was -59.24% (quarter ended June 30, 2022).
Average Annual Total Return December 31, 2024
Average Annual Returns - Valkyrie Bitcoin and Ether Strategy ETF	Label	1 Year	Since Inception	Inception Date
Valkyrie Bitcoin and Ether Strategy ETF	Return Before Taxes	64.89%	0.95%	Oct. 21, 2021
Valkyrie Bitcoin and Ether Strategy ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	42.04%	(5.46%)	Oct. 21, 2021
Valkyrie Bitcoin and Ether Strategy ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	39.02%	(2.00%)	Oct. 21, 2021
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	10.06%	Oct. 21, 2021

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.